Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Details) - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities:
Net (loss)/income	$ (7,368,105)	$ (439,336)	$ (652,728)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in (income)/loss of subsidiaries	2,916,069	(129,598)	652,792
Interests for Convertible notes	3,140,934
Interests from loan to third party	(794,379)
Amount due from Related parties	687,861
Fair Value Change in Derivative Liability	16,202
Stock-Based Compensation	1,209,000
Prepaid expenses and other current asset, net	(412,000)	(1,487,778)
Net cash (used in)/provided by operating activities	(604,418)	(2,056,712)	64
Loan to third party	(8,540,000)	(160,000)
Net cash provided by investing activities	(8,540,000)	(160,000)
Loan to subsidiaries	(1,605,200)	(3,888,998)
Proceeds from issuance of Class A ordinary shares upon the completion of IPO		5,356,417
Proceeds from issuance of Class A ordinary shares	1,812,430
Proceeds from Convertible notes issued in September 2024	8,686,460	999,957
Net cash provided by financing activities	8,893,690	2,467,376
Net increase/decrease in cash	(250,728)	250,664	64
Cash at beginning of year	250,728	64
Cash at end of year		$ 250,728	$ 64